Segments - Identifiable Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets	$ 868,195	$ 1,665,559
Cash and cash equivalents	84,002	42,530	$ 67,495	$ 68,535
Other	13,236	60,234
Kamsarmax pool [Member]
Assets	265,331	543,280
Scorpio Ultramax Pool
Assets	489,611	920,149
Corporate Segment
Cash and cash equivalents	62,857	19,564
Other	$ 50,396	$ 182,566